UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

THE TRAVELERS SERIES TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The SEMI-ANNUAL Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
JUNE 30, 2003

                                                              [UMBRELLA ART TOP]

                          [UMBRELLA ART BOTTOM]
                  THE TRAVELERS SERIES TRUST:

                  MFS VALUE PORTFOLIO

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

Letter from the Chairman....................................    1

Schedule of Investments.....................................    2

Statement of Assets and Liabilities.........................    6

Statement of Operations.....................................    7

Statements of Changes in Net Assets.........................    8

Notes to Financial Statements...............................    9

Financial Highlights........................................   12

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]
                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 21, 2003

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2003

  SHARES                                SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 91.0%
-----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.9%
     3,430    Northrop Grumman Corp. .....................................    $   295,975
-----------------------------------------------------------------------------------------
BANKS -- 13.9%
    17,870    Bank of America Corp. ......................................      1,412,264
     6,270    Bank One Corp. .............................................        233,119
    24,460    FleetBoston Financial Corp. ................................        726,707
    30,410    Mellon Financial Corp. .....................................        843,878
    10,660    National City Corp. ........................................        348,689
     8,430    SouthTrust Corp. ...........................................        229,296
    11,850    SunTrust Banks, Inc. .......................................        703,179
     6,700    Wachovia Corp. .............................................        267,732
-----------------------------------------------------------------------------------------
                                                                                4,764,864
-----------------------------------------------------------------------------------------
BEVERAGES -- 1.3%
     9,980    PepsiCo, Inc. ..............................................        444,110
-----------------------------------------------------------------------------------------
CHEMICALS -- 4.0%
     8,870    Air Products and Chemicals, Inc. ...........................        368,992
    10,740    The Dow Chemical Co. .......................................        332,510
     5,020    Lyondell Chemical Co. ......................................         67,921
     9,720    PPG Industries, Inc. .......................................        493,193
     1,690    Praxair, Inc. ..............................................        101,569
-----------------------------------------------------------------------------------------
                                                                                1,364,185
-----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
    27,500    Motorola, Inc. .............................................        259,325
-----------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 0.4%
     1,800    International Business Machines Corp. ......................        148,500
-----------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.4%
    11,780    Smurfit-Stone Container Corp.+..............................        153,493
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 7.1%
     5,300    American Express Co. .......................................        221,593
    11,020    Fannie Mae..................................................        743,189
    11,450    The Goldman Sachs Group, Inc. ..............................        958,938
    10,490    Merrill Lynch & Co., Inc. ..................................        489,673
-----------------------------------------------------------------------------------------
                                                                                2,413,393
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.0%
     3,521    AT&T Corp. .................................................         67,779
    30,700    BellSouth Corp. ............................................        817,541
    20,850    SBC Communications Inc. ....................................        532,718
     7,200    Verizon Communications Inc. ................................        284,040
-----------------------------------------------------------------------------------------
                                                                                1,702,078
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 2

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

  SHARES                                SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.5%
     2,730    FPL Group, Inc. ............................................    $   182,500
     6,460    NSTAR.......................................................        294,253
     4,300    PPL Corp. ..................................................        184,900
     8,490    TXU Corp. ..................................................        190,600
-----------------------------------------------------------------------------------------
                                                                                  852,253
-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
     4,400    Emerson Electric Co. .......................................        224,840
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.5%
     5,700    Waters Corp.+...............................................        166,041
-----------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 2.9%
     6,200    Baker Hughes, Inc. .........................................        208,134
     9,230    Noble Corp.+................................................        316,589
     9,760    Schlumberger Ltd. ..........................................        464,283
-----------------------------------------------------------------------------------------
                                                                                  989,006
-----------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 1.4%
    17,510    The Kroger Co.+.............................................        292,067
     9,400    Safeway Inc.+...............................................        192,324
-----------------------------------------------------------------------------------------
                                                                                  484,391
-----------------------------------------------------------------------------------------
FOOD PRODUCTS -- 4.6%
    38,346    Archer-Daniels-Midland Co. .................................        493,513
     6,970    H.J. Heinz Co. .............................................        229,871
    22,590    Kellogg Co. ................................................        776,418
     6,600    Tyson Foods, Inc. ..........................................         70,092
-----------------------------------------------------------------------------------------
                                                                                1,569,894
-----------------------------------------------------------------------------------------
GAS UTILITIES -- 1.3%
     4,040    KeySpan Corp. ..............................................        143,218
     7,930    National Fuel Gas Co. ......................................        206,576
     3,560    WGL Holdings Inc. ..........................................         95,052
-----------------------------------------------------------------------------------------
                                                                                  444,846
-----------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES -- 0.3%
     2,700    Guidant Corp.+..............................................        119,853
-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 0.4%
     5,400    Starwood Hotels & Resorts Worldwide, Inc. ..................        154,386
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.4%
     9,570    Kimberly-Clark Corp. .......................................        498,980
     3,490    The Procter & Gamble Co. ...................................        311,238
-----------------------------------------------------------------------------------------
                                                                                  810,218
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
       470    3M Co. .....................................................         60,621
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

  SHARES                                SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
INSURANCE -- 5.4%
    16,020    The Allstate Corp. .........................................    $   571,113
     4,550    The Chubb Corp. ............................................        273,000
     5,880    The Hartford Financial Services Group, Inc. ................        296,117
    19,490    MetLife, Inc. ..............................................        551,957
     4,710    The St. Paul Cos., Inc. ....................................        171,962
-----------------------------------------------------------------------------------------
                                                                                1,864,149
-----------------------------------------------------------------------------------------
MACHINERY -- 2.3%
     3,160    Caterpillar Inc. ...........................................        175,886
    13,750    Deere & Co. ................................................        628,375
-----------------------------------------------------------------------------------------
                                                                                  804,261
-----------------------------------------------------------------------------------------
MEDIA -- 5.7%
    15,600    AOL Time Warner Inc.+.......................................        251,004
     8,600    Cox Communications, Inc., Class A Shares+...................        274,340
     6,020    Gannett Co., Inc. ..........................................        462,396
     9,240    Tribune Co. ................................................        446,292
    12,020    Viacom Inc., Class B Shares+................................        524,793
-----------------------------------------------------------------------------------------
                                                                                1,958,825
-----------------------------------------------------------------------------------------
METALS AND MINING -- 1.6%
    13,900    Alcoa Inc. .................................................        354,450
     5,430    Phelps Dodge Corp.+.........................................        208,186
-----------------------------------------------------------------------------------------
                                                                                  562,636
-----------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.6%
     9,920    Energy East Corp. ..........................................        205,939
-----------------------------------------------------------------------------------------
OIL AND GAS -- 10.5%
    18,090    BP PLC ADR..................................................        760,142
     4,400    ChevronTexaco Corp. ........................................        317,680
    11,870    ConocoPhillips..............................................        650,476
     4,460    Devon Energy Corp. .........................................        238,164
     1,900    Equitable Resources, Inc. ..................................         77,406
    29,450    Exxon Mobil Corp. ..........................................      1,057,550
     3,770    Total SA ADR................................................        285,766
     7,550    Unocal Corp. ...............................................        216,610
-----------------------------------------------------------------------------------------
                                                                                3,603,794
-----------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.6%
     3,880    Bowater Inc. ...............................................        145,306
    10,920    International Paper Co. ....................................        390,172
-----------------------------------------------------------------------------------------
                                                                                  535,478
-----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.3%
     9,560    Abbott Laboratories.........................................        418,346
     8,010    Johnson & Johnson...........................................        414,117
    24,020    Pfizer Inc. ................................................        820,283
    26,500    Schering-Plough Corp. ......................................        492,900
-----------------------------------------------------------------------------------------
                                                                                2,145,646
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

  SHARES                                SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
ROAD AND RAIL -- 1.0%
     5,820    Union Pacific Corp. ........................................    $   337,676
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 1.4%
    10,920    Intel Corp. ................................................        226,961
     2,300    Novellus Systems, Inc.+.....................................         84,228
    10,220    Texas Instruments Inc. .....................................        179,872
-----------------------------------------------------------------------------------------
                                                                                  491,061
-----------------------------------------------------------------------------------------
SOFTWARE -- 0.8%
    10,700    Microsoft Corp. ............................................        274,027
-----------------------------------------------------------------------------------------
TOBACCO -- 2.8%
    20,770    Altria Group, Inc. .........................................        943,789
-----------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $30,857,889)....................     31,149,553
-----------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.0%
-----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.2%
       680    Northrop Grumman Corp., 7.250%..............................         69,190
-----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.5%
     4,760    Motorola, Inc., 7.000%......................................        155,176
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
     3,480    TXU Corp., 8.750%...........................................        115,188
-----------------------------------------------------------------------------------------
              TOTAL PREFERRED STOCK (Cost -- $455,328)....................        339,554
-----------------------------------------------------------------------------------------
FOREIGN STOCK -- 5.0%
-----------------------------------------------------------------------------------------
SWITZERLAND -- 2.6%
    10,800    Novartis AG.................................................        428,292
     9,170    Syngenta AG+................................................        460,671
-----------------------------------------------------------------------------------------
                                                                                  888,963
-----------------------------------------------------------------------------------------
UNITED KINGDOM -- 2.4%
    15,080    Diageo PLC..................................................        161,270
    57,100    Reed Elsevier PLC...........................................        475,914
     8,900    Rio Tinto Ltd. .............................................        167,703
-----------------------------------------------------------------------------------------
                                                                                  804,887
-----------------------------------------------------------------------------------------
              TOTAL FOREIGN STOCK (Cost -- $1,745,673)....................      1,693,850
-----------------------------------------------------------------------------------------

   FACE
  AMOUNT                                SECURITY                                 VALUE
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.0%
$1,027,000    Federal Home Loan Bank Discount Notes, 0.000% due 7/1/03
                (Cost -- $1,027,000)......................................      1,027,000
-----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $34,085,890*)..........    $34,209,957
-----------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2003

ASSETS:
  Investments, at value (Cost -- $34,085,890)...............  $34,209,957
  Cash......................................................          231
  Receivable for securities sold............................      221,533
  Dividends and interest receivable.........................       63,660
  Receivable for Fund shares sold...........................        8,993
  Receivable for open forward foreign currency contracts
     (Note 4)...............................................            3
-------------------------------------------------------------------------
  TOTAL ASSETS..............................................   34,504,377
-------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased..........................      184,816
  Investment advisory fee payable...........................       15,553
  Administration fee payable................................        1,703
  Payable for open forward foreign currency contracts (Note
     4).....................................................          617
  Accrued expenses..........................................       35,041
-------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................      237,730
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $34,266,647
-------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital...........................................  $36,523,710
  Undistributed net investment income.......................      251,150
  Accumulated net realized loss from investment
     transactions...........................................   (2,632,661)
  Net unrealized appreciation of investments and foreign
     currencies.............................................      124,448
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $34,266,647
-------------------------------------------------------------------------
SHARES OUTSTANDING..........................................    3,639,476
-------------------------------------------------------------------------
NET ASSET VALUE.............................................        $9.42
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME:
  Dividends.................................................  $  392,459
  Interest..................................................       7,210
  Less: Foreign withholding tax.............................      (4,974)
------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................     394,695
------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)..........................     115,275
  Custody...................................................      16,505
  Shareholder communications................................      11,356
  Audit and legal...........................................       9,874
  Administration fee (Note 2)...............................       9,222
  Trustees' fees............................................       3,093
  Shareholder servicing fees................................       2,484
  Other.....................................................       1,115
------------------------------------------------------------------------
  TOTAL EXPENSES............................................     168,924
  Less: Expense reimbursement (Note 2)......................     (15,224)
------------------------------------------------------------------------
  NET EXPENSES..............................................     153,700
------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................     240,995
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTE 3):
  Realized Gain (Loss) From:
     Investment transactions................................    (464,270)
     Foreign currency transactions..........................         799
------------------------------------------------------------------------
  NET REALIZED LOSS.........................................    (463,471)
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
     Investments............................................   2,451,485
     Foreign currencies.....................................         192
------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION...................   2,451,677
------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES..............   1,988,206
------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $2,229,201
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2002

                                                                 2003          2002
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $   240,995   $   440,297
  Net realized loss.........................................     (463,471)   (1,942,261)
  Increase (decrease) in net unrealized appreciation........    2,451,677    (2,958,914)
---------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........    2,229,201    (4,460,878)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................           --      (704,032)
  Net realized gains........................................           --    (1,300,123)
---------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................           --    (2,004,155)
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares..........................    2,970,788     9,850,958
  Net asset value of shares issued for reinvestment of
     dividends..............................................           --     2,004,155
  Cost of shares reacquired.................................   (1,913,258)   (6,705,321)
---------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......    1,057,530     5,149,792
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................    3,286,731    (1,315,241)
NET ASSETS:
  Beginning of period.......................................   30,979,916    32,295,157
---------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $34,266,647   $30,979,916
---------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........     $251,150        $9,356
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     MFS Value Portfolio ("Fund") is a separate investment fund of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this fund and fifteen other separate investment funds: Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Disciplined Mid Cap Stock, U.S. Government Securities, Social Awareness Stock, Pioneer Fund, formerly known as Utilities, Large Cap, Equity Income, Convertible Securities, MFS Research, MFS Mid Cap Growth and Zero Coupon Bond Fund Portfolio (Series
2005) Portfolios. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; U.S. government agencies and obligations are valued at the mean between the last reported bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TAMIC an investment advisory fee calculated at the annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

     TAMIC has entered into a sub-advisory agreement with Massachusetts Financial Services ("MFS"). Pursuant to the sub-advisory agreement, MFS is responsible for the day-to-day portfolio operations and investment decisions for the Fund. TAMIC pays MFS 0.375% of the Fund's average daily net assets.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays TIC an administration fee calculated at an annual rate of 0.06% of its average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

administrator, a fee calculated at an annual rate of 0.06% of the average daily net assets of the Fund. For the six months ended June 30, 2003, TIC reimbursed expenses in the amount of $15,224 for the Fund.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2003, Citigroup Global Markets Inc., formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions.

     One Trustee and all officers of the Trust are employees of Citigroup or its affiliates.

     3.  INVESTMENTS

     During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-------------------------------------------------------------------------
Purchases...................................................  $10,913,494
Sales.......................................................    9,767,785
-------------------------------------------------------------------------

     At June 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------
Gross unrealized appreciation...............................  $ 1,396,912
Gross unrealized depreciation...............................   (1,272,845)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $   124,067
-------------------------------------------------------------------------

     4.  FORWARD FOREIGN CURRENCY CONTRACTS

     The Fund from time to time may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates.

     At June 30, 2003, the Fund had open forward foreign currency contracts as described below. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                                                       LOCAL       MARKET     SETTLEMENT    UNREALIZED
FOREIGN CURRENCY                                      CURRENCY     VALUE         DATE       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
British Pound.....................................     69,409     $114,726      7/1/03         $(617)
Swiss Franc.......................................     13,781       10,196      7/1/03             3
-------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Open Forward Foreign
  Currency Contracts..............................                                             $(614)
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     5.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund were as follows:

                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2003      DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------
Shares sold.................................................         341,539            1,015,193
Shares issued on reinvestment...............................              --              218,577
Shares reacquired...........................................        (223,166)            (693,773)
-----------------------------------------------------------------------------------------------------
Net Increase................................................         118,373              539,997
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                             2003(1)    2002     2001(2)   2000(2)   1999(2)   1998(3)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $8.80    $10.83    $10.89    $ 9.93     $9.46   $10.00
------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(4)...............       0.07      0.12      0.11      0.11      0.13     0.05
  Net realized and unrealized gain
     (loss)..............................       0.55     (1.53)    (0.00)*    1.02      0.34    (0.54)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations......       0.62     (1.41)     0.11      1.13      0.47    (0.49)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income..................         --     (0.21)    (0.08)    (0.08)       --    (0.05)
  Net realized gains.....................         --     (0.41)    (0.09)    (0.09)       --    (0.00)*
------------------------------------------------------------------------------------------------------
Total Distributions......................         --     (0.62)    (0.17)    (0.17)       --    (0.05)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........      $9.42    $ 8.80    $10.83    $10.89     $9.93   $ 9.46
------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)..........................       7.05%++  (13.14)%    1.00%   11.59%     4.97%   (4.94)%++
------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)........    $34,267   $30,980   $32,295   $23,326   $19,908   $8,463
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)(6).........................       1.00%+    1.00%     1.00%     1.00%     0.99%    0.99%+
  Net investment income..................       1.57+     1.38      1.01      1.05      1.26     1.47+
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..................         32%       60%      123%       54%       41%       2%
------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period July 20, 1998 (commencement of operations) to December 31, 1998.

(4) The Travelers Insurance Company has agreed to reimburse the Fund for expenses in the amounts of $15,224, $44,292, $28,095, $15,528, $24,087 and
    $17,700 for the six months ended June 30, 2003, the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998, respectively. If such expenses were not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

          PER SHARE DECREASES                      EXPENSE RATIOS WITHOUT
        TO NET INVESTMENT INCOME                   EXPENSE REIMBURSEMENT
----------------------------------------  ----------------------------------------
2003   2002   2001   2000   1999   1998   2003   2002   2001  2000   1999    1998
-----  -----  -----  -----  -----  -----  -----  -----  ----  -----  -----  ------
$0.00* $0.01  $0.01  $0.01  $0.02  $0.02  1.10%+ 1.13%  1.11% 1.07%  1.15%  1.64%+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES                               INVESTMENT ADVISER
R. Jay Gerken, CFA
  Chairman                             Travelers Asset Management International Company LLC
Frances M. Hawk, CFA, CPA
Lewis Mandell                          ADMINISTRATOR
Robert E. McGill
                                       The Travelers Insurance Company
OFFICERS
                                       CUSTODIAN
R. Jay Gerken, CFA
President and                          State Street Bank and Trust Company
Chief Executive Officer
                                       TRANSFER AGENT
Lewis E. Daidone
Senior Vice President and              Citicorp Trust Bank, fsb.
Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Ernest J. Wright
Secretary

Kathleen A. McGah
Assistant Secretary

The Fund is a separate investment fund of The Travelers Series Trust, a Massachusetts business trust.
This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Series Trust: MFS Value Portfolio. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity and Variable Universal Life Insurance products offered by The Travelers Insurance Company or Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

Series Trust (Semi-Annual) (8-03) Printed in U.S.A.                      03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

THE TRAVELERS SERIES TRUST

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      The Travelers Series Trust

Date: August 28, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      The Travelers Series Trust

Date: August 28, 2003

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      The Travelers Series Trust

Date: August 28, 2003